Taxes (Details 2)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Deferred tax assets:
Allowance for doubtful accounts	$ 122,056	¥ 871,837	¥ 483,725
Impairment loss for investment	56,000	400,000	400,000
Net operating loss carry forward	2,395,978	17,114,228	16,443,342
Inventory reserve	14,190	101,355	127,639
Right of use			24,848
Less: valuation allowance	(2,588,224)	(18,487,420)	(17,479,554)
Deferred tax assets, net
Deferred tax liabilities:
Recognition of intangible assets arising from business acquisition
Deferred tax liabilities, net
Total deferred tax liabilities, net